Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 11, 2024
C000248999 [Member]
Account Value [Line Items]
Account Value	$ 11,943	$ 11,372	$ 11,944	$ 11,017	$ 11,325	$ 11,090	$ 10,759	$ 10,446	$ 10,370	$ 9,872	$ 10,000
Solactive GBS United States 1000 Index ($11,742) [Member]
Account Value [Line Items]
Account Value	11,742	11,382	11,714	11,012	11,093	10,861	10,616	10,465	10,132	9,681	10,000
Solactive GBS United States 500 Equal Weight Index ($11,331) [Member]
Account Value [Line Items]
Account Value	$ 11,331	$ 10,836	$ 11,573	$ 10,776	$ 10,868	$ 10,634	$ 10,353	$ 9,997	$ 9,994	$ 9,768	$ 10,000